Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

February 29, 2020

XS7-QTLY-0420
1.968012.106

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	156,533	$8,477,827
Entertainment - 2.5%
Activision Blizzard, Inc.	541,828	31,496,462
Electronic Arts, Inc. (a)	99,354	10,071,515
Lions Gate Entertainment Corp. Class A (a)	20,346	161,751
NetEase, Inc. ADR	34,974	11,146,564
Netflix, Inc. (a)	208,629	76,990,360
Nintendo Co. Ltd.	12,500	4,190,431
Roku, Inc. Class A (a)(b)	851,876	96,832,745
Sea Ltd. ADR (a)	375,185	16,905,836
The Walt Disney Co.	85,786	10,092,723
		257,888,387
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	306,599	410,612,711
Class C (a)	163,243	218,636,247
Facebook, Inc. Class A (a)	1,283,530	247,041,019
Match Group, Inc. (a)(b)	37,730	2,452,450
Snap, Inc. Class A (a)	665,171	9,425,473
Tencent Holdings Ltd.	162,300	8,229,374
Twitter, Inc. (a)	97,571	3,239,357
		899,636,631
Media - 0.2%
Comcast Corp. Class A	393,300	15,901,119
Turn, Inc. (Escrow) (a)(c)(d)	205,882	9,676
		15,910,795
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	727,932	65,630,349

TOTAL COMMUNICATION SERVICES		1,247,543,989

CONSUMER DISCRETIONARY - 18.3%
Automobiles - 1.2%
Tesla, Inc. (a)	175,077	116,949,685
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	10,170	7,867,309
Hyatt Hotels Corp. Class A (b)	41,583	3,185,258
Marriott International, Inc. Class A	22,550	2,796,200
McDonald's Corp.	13,575	2,635,858
Planet Fitness, Inc. (a)	62,852	4,241,881
Shake Shack, Inc. Class A (a)(b)	19,936	1,184,996
Starbucks Corp.	386,373	30,303,234
Yum China Holdings, Inc.	227,272	9,952,241
		62,166,977
Household Durables - 0.1%
Lennar Corp. Class A	153,469	9,260,319
Internet & Direct Marketing Retail - 7.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	226,329	47,076,432
Amazon.com, Inc. (a)	317,418	597,936,158
Etsy, Inc. (a)	34,021	1,966,754
JD.com, Inc. sponsored ADR (a)	501,969	19,330,826
Ocado Group PLC (a)	1,162,400	16,102,997
The Booking Holdings, Inc. (a)	13,422	22,759,149
The Honest Co., Inc. (a)(c)(d)	9,496	121,929
The RealReal, Inc.	357,358	4,999,438
Wayfair LLC Class A (a)(b)	1,178,483	74,491,910
		784,785,593
Leisure Products - 0.2%
Callaway Golf Co. (b)	90,809	1,541,937
Peloton Interactive, Inc. Class B	776,112	20,714,429
		22,256,366
Multiline Retail - 0.3%
Dollar General Corp.	48,780	7,331,634
Dollar Tree, Inc. (a)	147,104	12,214,045
Ollie's Bargain Outlet Holdings, Inc. (a)	36,889	1,876,543
Target Corp.	105,333	10,849,299
		32,271,521
Specialty Retail - 1.9%
Carvana Co. Class A (a)	256,224	21,243,532
Five Below, Inc. (a)	16,469	1,596,670
Lowe's Companies, Inc.	399,423	42,566,509
RH (a)(b)	221,234	40,131,848
The Home Depot, Inc.	327,477	71,337,590
TJX Companies, Inc.	306,572	18,333,006
		195,209,155
Textiles, Apparel & Luxury Goods - 6.3%
adidas AG	375,098	105,608,169
Allbirds, Inc. (a)(c)(d)	81,240	923,699
Canada Goose Holdings, Inc. (a)(b)	306,171	8,439,804
Deckers Outdoor Corp. (a)	44,400	7,716,720
lululemon athletica, Inc. (a)	1,734,380	377,071,556
NIKE, Inc. Class B	471,554	42,147,497
On Holding AG (c)(d)	288	2,651,940
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,307,379	76,328,097
Tory Burch LLC (a)(c)(d)(e)	248,840	12,939,680
Under Armour, Inc. Class C (non-vtg.) (a)	142,372	1,776,803
VF Corp.	69,129	4,977,288
		640,581,253

TOTAL CONSUMER DISCRETIONARY		1,863,480,869

CONSUMER STAPLES - 3.3%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	25,718	9,535,977
Budweiser Brewing Co. APAC Ltd. (a)(f)	1,146,500	3,441,706
Fever-Tree Drinks PLC	134,658	2,203,452
Keurig Dr. Pepper, Inc.	1,004,311	28,000,191
Monster Beverage Corp. (a)	745,435	46,522,598
PepsiCo, Inc.	104,064	13,739,570
The Coca-Cola Co.	887,397	47,466,866
		150,910,360
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	153,144	43,054,904
Kroger Co.	1,817,580	51,128,525
		94,183,429
Food Products - 0.3%
Bunge Ltd.	246,424	11,569,607
Darling International, Inc. (a)	355,369	9,132,983
Freshpet, Inc. (a)	31,300	2,080,198
Mondelez International, Inc.	101,287	5,347,954
The Hershey Co.	13,009	1,873,166
		30,003,908
Household Products - 0.2%
Church & Dwight Co., Inc.	136,881	9,515,967
Colgate-Palmolive Co.	56,531	3,819,800
Kimberly-Clark Corp.	16,290	2,137,085
Procter & Gamble Co.	29,878	3,383,086
		18,855,938
Personal Products - 0.1%
Coty, Inc. Class A	550,785	5,083,746
Godrej Consumer Products Ltd.	72,296	558,622
Unilever NV	125,736	6,638,519
		12,280,887
Tobacco - 0.3%
Altria Group, Inc.	540,900	21,836,133
JUUL Labs, Inc. Class A (a)(c)(d)	13,297	1,655,211
Philip Morris International, Inc.	55,860	4,573,258
		28,064,602

TOTAL CONSUMER STAPLES		334,299,124

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	115,705	1,861,693
Oil, Gas & Consumable Fuels - 1.0%
EOG Resources, Inc.	261,073	16,515,478
Hess Corp.	863,106	48,489,295
Noble Energy, Inc.	289,349	4,580,395
Reliance Industries Ltd.	1,199,231	21,965,539
Valero Energy Corp.	65,968	4,370,380
		95,921,087

TOTAL ENERGY		97,782,780

FINANCIALS - 1.6%
Banks - 0.9%
Bank of America Corp.	795,647	22,675,940
HDFC Bank Ltd. sponsored ADR	375,142	20,576,539
JPMorgan Chase & Co.	316,923	36,797,930
Signature Bank	12,105	1,514,336
Wells Fargo & Co.	136,663	5,582,684
		87,147,429
Capital Markets - 0.6%
BlackRock, Inc. Class A	46,687	21,616,548
Charles Schwab Corp.	837,481	34,127,351
Edelweiss Financial Services Ltd.	1,373,087	1,653,444
T. Rowe Price Group, Inc.	47,305	5,582,463
		62,979,806
Consumer Finance - 0.1%
American Express Co.	98,784	10,859,325
Discover Financial Services	53,782	3,527,024
		14,386,349

TOTAL FINANCIALS		164,513,584

HEALTH CARE - 18.9%
Biotechnology - 11.1%
AbbVie, Inc.	227,559	19,504,082
ACADIA Pharmaceuticals, Inc. (a)	2,039,571	87,171,265
Agios Pharmaceuticals, Inc. (a)(b)	497,793	23,635,212
Alector, Inc. (b)	282,260	7,756,505
Alexion Pharmaceuticals, Inc. (a)	30,852	2,901,014
Alkermes PLC (a)	175,569	3,658,858
Allogene Therapeutics, Inc. (a)(b)	252,946	6,829,542
Alnylam Pharmaceuticals, Inc. (a)	1,258,631	148,090,523
Amgen, Inc.	206,404	41,225,071
AnaptysBio, Inc. (a)	22,331	333,848
Arcutis Biotherapeutics, Inc. (a)	147,200	3,911,840
Argenx SE ADR (a)	87,060	12,308,543
Arrowhead Pharmaceuticals, Inc. (a)	62,029	2,193,345
Ascendis Pharma A/S sponsored ADR (a)	20,289	2,645,280
aTyr Pharma, Inc.	92,079	341,613
Axcella Health, Inc.	303,601	1,143,058
BeiGene Ltd. (a)	392,500	4,637,492
BeiGene Ltd. ADR (a)	489,682	77,541,145
Biogen, Inc. (a)	7,142	2,202,521
BioNTech AG	825,102	27,513,026
BioNTech SE ADR (a)	77,255	2,711,651
bluebird bio, Inc. (a)(b)	76,157	5,508,436
Blueprint Medicines Corp. (a)	114,564	6,201,349
Bridgebio Pharma, Inc. (b)	60,722	1,935,817
Calyxt, Inc. (a)	359,901	2,270,975
Cellectis SA sponsored ADR (a)	214,798	3,355,145
ChemoCentryx, Inc. (a)	725,839	32,481,295
Cibus Corp. Series C (a)(c)(d)(e)	1,893,817	2,878,602
Constellation Pharmaceuticals, Inc. (a)	97,288	3,438,158
Crinetics Pharmaceuticals, Inc. (a)	53,839	1,108,007
CRISPR Therapeutics AG (a)	16,200	865,890
Cyclerion Therapeutics, Inc. (a)	94,747	405,517
Cyclerion Therapeutics, Inc. (c)	150,550	644,354
Denali Therapeutics, Inc. (a)(b)	154,474	3,053,951
Eidos Therapeutics, Inc. (a)(b)	31,256	1,580,928
Evelo Biosciences, Inc. (a)(b)	296,140	1,498,468
Exact Sciences Corp. (a)	50,949	4,124,322
Exelixis, Inc. (a)	491,043	9,128,489
Fate Therapeutics, Inc. (a)	570,276	16,652,059
G1 Therapeutics, Inc. (a)	102,936	1,846,672
Homology Medicines, Inc. (a)	192,929	3,086,864
Hookipa Pharma, Inc.	16,645	165,118
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(d)	7,022	1
Intercept Pharmaceuticals, Inc. (a)	60,622	5,573,587
Ionis Pharmaceuticals, Inc. (a)	2,085,834	105,918,651
Iovance Biotherapeutics, Inc. (a)	65,757	2,164,063
Ironwood Pharmaceuticals, Inc. Class A (a)	643,941	7,753,050
Karuna Therapeutics, Inc. (a)(b)	445,417	38,867,087
Lexicon Pharmaceuticals, Inc. (a)(b)	1,183,542	3,284,329
Macrogenics, Inc. (a)	63,838	559,859
Mirati Therapeutics, Inc. (a)	58,103	5,199,637
Moderna, Inc. (a)(b)	3,303,441	85,658,225
Momenta Pharmaceuticals, Inc. (a)	1,952,120	55,225,475
Morphic Holding, Inc.	196,751	3,108,666
Passage Bio, Inc. (a)	67,000	1,206,000
Principia Biopharma, Inc. (a)	83,018	5,359,642
Protagonist Therapeutics, Inc. (a)	255,195	1,990,521
Prothena Corp. PLC (a)	241,005	2,569,113
PTC Therapeutics, Inc. (a)	128,900	7,068,876
Regeneron Pharmaceuticals, Inc. (a)	111,421	49,534,434
Repligen Corp. (a)	9,100	778,960
Revolution Medicines, Inc. (b)	171,300	5,356,551
Rhythm Pharmaceuticals, Inc. (a)(b)	12,388	236,363
Rigel Pharmaceuticals, Inc. (a)	2,601,349	5,514,860
Rubius Therapeutics, Inc. (a)(b)	1,103,207	9,233,843
Sage Therapeutics, Inc. (a)	682,853	32,094,091
Sarepta Therapeutics, Inc. (a)	74,027	8,473,871
Scholar Rock Holding Corp. (a)	270,434	3,815,824
Seres Therapeutics, Inc. (a)	689,371	2,164,625
Syros Pharmaceuticals, Inc. (a)	661,136	3,867,646
Syros Pharmaceuticals, Inc. (a)(f)	301,001	1,760,856
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	35,253	41,142
Translate Bio, Inc. (a)	726,269	5,505,119
Turning Point Therapeutics, Inc.	47,680	2,363,498
Ultragenyx Pharmaceutical, Inc. (a)	46,752	2,621,852
uniQure B.V. (a)	234,773	12,081,419
UNITY Biotechnology, Inc. (a)(b)	582,307	3,499,665
Vertex Pharmaceuticals, Inc. (a)	119,693	26,814,823
Xencor, Inc. (a)	437,162	14,203,393
Zai Lab Ltd. ADR (a)	610,586	33,563,912
		1,135,519,379
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	205,561	15,834,364
Boston Scientific Corp. (a)	502,947	18,805,188
Danaher Corp.	270,033	39,041,371
DexCom, Inc. (a)	183,421	50,624,196
Genmark Diagnostics, Inc. (a)	563,601	1,966,967
Insulet Corp. (a)	514,683	97,774,330
Intuitive Surgical, Inc. (a)	95,841	51,175,260
Novocure Ltd. (a)	1,043,807	75,936,959
Penumbra, Inc. (a)	257,352	42,684,403
Presbia PLC (a)	454,926	4,094
Shockwave Medical, Inc. (a)	207,984	8,348,478
Stryker Corp.	37,157	7,081,753
		409,277,363
Health Care Providers & Services - 0.9%
1Life Healthcare, Inc. (a)	117,600	2,542,512
Alignment Healthcare Partners unit (c)(d)	233,968	2,835,368
Centene Corp. (a)	75,090	3,981,272
Humana, Inc.	11,343	3,626,130
Laboratory Corp. of America Holdings (a)	13,125	2,305,931
Notre Dame Intermedica Participacoes SA	273,500	3,867,127
UnitedHealth Group, Inc.	305,054	77,776,568
		96,934,908
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	589,260	534,046
Health Catalyst, Inc.	26,137	794,042
Teladoc Health, Inc. (a)	37,019	4,625,894
		5,953,982
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)(b)	129,301	10,305,290
10X Genomics, Inc.	815,857	64,373,565
Adaptive Biotechnologies Corp. (b)	33,817	950,258
Bruker Corp.	69,393	3,022,759
Thermo Fisher Scientific, Inc.	69,834	20,307,727
Wuxi Biologics (Cayman), Inc. (a)(f)	753,000	11,012,444
		109,972,043
Pharmaceuticals - 1.7%
Adimab LLC (a)(c)(d)(e)	762,787	35,111,086
Akcea Therapeutics, Inc. (a)(b)	1,059,373	17,988,154
Bristol-Myers Squibb Co.	254,685	15,041,696
Dragonfly Therapeutics, Inc. (c)(d)	126,113	3,336,950
Fulcrum Therapeutics, Inc.	181,625	3,436,345
Hansoh Pharmaceutical Group Co. Ltd. (f)	698,000	2,422,181
Intra-Cellular Therapies, Inc. (a)	711,309	15,008,620
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	39,980	480,827
Kaleido Biosciences, Inc. (a)(b)	239,654	1,430,734
MyoKardia, Inc. (a)	541,709	34,338,934
Nektar Therapeutics (a)(b)	994,272	20,690,800
OptiNose, Inc. (a)(b)	678,975	4,107,799
RPI International Holdings LP (c)(d)	35,220	7,220,100
Sienna Biopharmaceuticals, Inc. (a)(b)	639,918	13,726
Stemcentrx, Inc. rights 12/31/21 (a)(d)	568,100	6
Theravance Biopharma, Inc. (a)	436,212	10,621,762
		171,249,720

TOTAL HEALTH CARE		1,928,907,395

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	18,474	6,832,978
Space Exploration Technologies Corp. Class A (a)(c)(d)	137,569	30,265,180
The Boeing Co.	150,206	41,323,173
United Technologies Corp.	79,947	10,440,279
		88,861,610
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	123,230	11,151,083
Airlines - 1.0%
Azul SA sponsored ADR (a)	92,910	2,740,845
Delta Air Lines, Inc.	129,410	5,969,683
JetBlue Airways Corp. (a)	870,414	13,735,133
Ryanair Holdings PLC sponsored ADR (a)	82,968	5,947,146
Southwest Airlines Co.	281,327	12,994,494
Spirit Airlines, Inc. (a)	130,833	3,722,199
United Continental Holdings, Inc. (a)	110,425	6,801,076
Wheels Up Partners Holdings LLC Series B (a)(c)(d)(e)	3,649,665	12,700,834
Wizz Air Holdings PLC (a)(f)	789,373	35,125,226
		99,736,636
Commercial Services & Supplies - 0.0%
HomeServe PLC	199,700	3,042,232
Electrical Equipment - 0.1%
AMETEK, Inc.	4,507	387,602
Eaton Corp. PLC	47,514	4,310,470
Emerson Electric Co.	73,689	4,724,202
Generac Holdings, Inc. (a)	37,400	3,851,826
		13,274,100
Industrial Conglomerates - 0.5%
3M Co.	71,460	10,664,690
General Electric Co.	159,600	1,736,448
Honeywell International, Inc.	228,733	37,093,631
		49,494,769
Machinery - 0.6%
Caterpillar, Inc.	68,400	8,498,016
Deere & Co.	116,262	18,192,678
Fortive Corp.	83,908	5,803,077
Illinois Tool Works, Inc.	49,853	8,364,336
Ingersoll-Rand PLC	23,622	3,048,183
Xylem, Inc.	218,617	16,907,839
		60,814,129
Professional Services - 0.0%
CoStar Group, Inc. (a)	4,828	3,223,125
Verisk Analytics, Inc.	6,999	1,085,615
		4,308,740
Road & Rail - 0.9%
Lyft, Inc.	384,068	14,640,672
Uber Technologies, Inc.	1,326,704	44,935,464
Union Pacific Corp.	209,661	33,505,924
		93,082,060

TOTAL INDUSTRIALS		423,765,359

INFORMATION TECHNOLOGY - 38.4%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	9,703	1,873,843
Ciena Corp. (a)	63,297	2,433,770
Cisco Systems, Inc.	81,579	3,257,449
Infinera Corp. (a)	3,437,375	23,374,150
NETGEAR, Inc. (a)	14,583	275,181
		31,214,393
Electronic Equipment & Components - 0.1%
Arlo Technologies, Inc. (a)	754,158	2,473,638
II-VI, Inc. (a)	97,200	2,885,868
TE Connectivity Ltd.	16,341	1,354,179
		6,713,685
IT Services - 8.5%
Actua Corp. (a)(d)	562,258	28,113
Black Knight, Inc. (a)	92,630	6,179,347
IBM Corp.	7,295	949,444
MasterCard, Inc. Class A	391,149	113,530,997
MongoDB, Inc. Class A (a)	110,501	16,851,403
Okta, Inc. (a)	68,881	8,820,901
PayPal Holdings, Inc. (a)	1,021,527	110,314,701
Riskified Ltd. (c)(d)	4,100	926,465
Riskified Ltd. warrants (a)(c)(d)	1,301	1
Shopify, Inc. Class A (a)	942,549	437,634,858
Square, Inc. (a)	470,385	39,197,182
Visa, Inc. Class A	691,012	125,598,341
Wix.com Ltd. (a)	91,048	12,203,163
		872,234,916
Semiconductors & Semiconductor Equipment - 10.6%
Advanced Micro Devices, Inc. (a)	2,527,393	114,945,834
Applied Materials, Inc.	298,275	17,335,743
ASML Holding NV	77,065	21,324,656
Broadcom, Inc.	41,675	11,361,439
Cirrus Logic, Inc. (a)	266,666	18,303,954
Cree, Inc. (a)	132,589	5,930,706
Intel Corp.	15,962	886,210
KLA-Tencor Corp.	42,746	6,570,488
Marvell Technology Group Ltd.	718,671	15,307,692
Mellanox Technologies Ltd. (a)	32,800	3,916,976
Micron Technology, Inc. (a)	500,131	26,286,885
NVIDIA Corp.	2,624,135	708,700,130
Qualcomm, Inc.	168,169	13,167,633
Silicon Laboratories, Inc. (a)	730,689	64,797,501
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	301,148	16,213,808
Teradyne, Inc.	26,000	1,527,760
Texas Instruments, Inc.	266,294	30,394,797
Universal Display Corp.	10,800	1,714,932
		1,078,687,144
Software - 12.5%
2U, Inc. (a)	77,119	1,813,068
Adobe, Inc. (a)	304,612	105,127,693
Atlassian Corp. PLC (a)	92,996	13,480,700
Autodesk, Inc. (a)	170,642	32,572,145
Avalara, Inc. (a)	14,754	1,250,402
Bill.Com Holdings, Inc. (a)	12,200	692,472
Cadence Design Systems, Inc. (a)	51,085	3,378,762
Cloudflare, Inc. (a)	703,856	14,992,133
Cloudflare, Inc. (f)	560,425	11,937,053
Coupa Software, Inc. (a)(b)	106,474	15,944,482
Crowdstrike Holdings, Inc.	24,803	1,479,251
CyberArk Software Ltd. (a)(b)	16,002	1,675,409
Datadog, Inc. Class A (a)	13,030	588,305
DocuSign, Inc. (a)	11,341	978,842
Elastic NV (a)	41,394	3,057,361
HubSpot, Inc. (a)	299,917	53,820,106
Intuit, Inc.	93,614	24,887,282
LivePerson, Inc. (a)	269,594	7,133,457
Medallia, Inc. (b)	134,879	3,346,348
Microsoft Corp.	3,040,136	492,532,433
Nutanix, Inc. Class A (a)	2,945,516	70,221,101
Oracle Corp.	513,634	25,404,338
Outset Medical, Inc. (a)(c)(d)	123,336	271,339
Paylocity Holding Corp. (a)	22,057	2,856,823
Ping Identity Holding Corp. (a)(b)	35,535	822,280
Pluralsight, Inc. (a)	177,100	3,157,693
Q2 Holdings, Inc. (a)	88,021	6,634,143
RingCentral, Inc. (a)	11,492	2,709,239
Salesforce.com, Inc. (a)	1,934,484	329,636,074
The Trade Desk, Inc. (a)	11,000	3,159,750
Workday, Inc. Class A (a)	5,032	871,794
Zendesk, Inc. (a)	383,295	30,399,126
Zoom Video Communications, Inc. Class A (b)	14,053	1,475,565
Zscaler, Inc. (a)(b)	176,835	9,193,652
		1,277,500,621
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	2,234,432	610,804,332
Pure Storage, Inc. Class A (a)	2,035,378	31,059,868
Samsung Electronics Co. Ltd.	174,213	7,862,985
		649,727,185

TOTAL INFORMATION TECHNOLOGY		3,916,077,944

MATERIALS - 0.4%
Chemicals - 0.2%
Albemarle Corp. U.S. (b)	35,500	2,905,675
CF Industries Holdings, Inc.	255,768	9,427,608
Dow, Inc.	64,349	2,600,343
DuPont de Nemours, Inc.	28,096	1,205,318
LG Chemical Ltd.	1,911	585,620
The Mosaic Co.	45,718	778,578
		17,503,142
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	1,024,200	19,534,006

TOTAL MATERIALS		37,037,148

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	127,738	28,970,978
Ant International Co. Ltd. Class C (a)(c)(d)	419,242	3,232,356
		32,203,334
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (f)	38,600	3,985,019
TOTAL COMMON STOCKS
(Cost $4,197,799,528)		10,049,596,545

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	202,849	975,704
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(e)	23,686	3,544,610
Neutron Holdings, Inc. Series D (a)(c)(d)	5,678,726	1,377,091
Topgolf International, Inc. Series F (a)(c)(d)	234,069	3,501,672
		8,423,373
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series B (a)(c)(d)	37,935	1,229,094
The Honest Co., Inc.:
Series C (a)(c)(d)	22,157	856,368
Series D (a)(c)(d)	19,064	872,369
		2,957,831
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A (a)(c)(d)	32,065	364,579
Series B (a)(c)(d)	5,635	64,070
Series C (a)(c)(d)	53,835	612,104
Series D (c)(d)	62,760	713,581
Series Seed (a)(c)(d)	99,244	1,128,404
ORIC Pharmaceuticals, Inc.:
Series C (a)(c)(d)	316,667	1,045,001
Series D (c)(d)	46,570	153,681
		4,081,420
TOTAL CONSUMER DISCRETIONARY		15,462,624
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	172,284	6,577,114
Sweetgreen, Inc.:
Series C (c)(d)	1,331	19,632
Series D (c)(d)	21,414	315,857
Series H (a)(c)(d)	168,337	2,482,971
Series I (c)(d)	50,469	744,418
		10,139,992
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	338,565	3,020,000
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	6,648	827,543
TOTAL CONSUMER STAPLES		13,987,535
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. Series B (c)(d)	198,234	2,020,004
Sonder Holdings, Inc. Series D (c)(d)	265,415	2,234,794
		4,254,798
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	264,037	998,060
TOTAL FINANCIALS		5,252,858
HEALTH CARE - 0.4%
Biotechnology - 0.2%
23andMe, Inc. Series F (a)(c)(d)	164,720	2,225,367
Akouos, Inc. Series B(c)(d)	2,386,804	1,132,658
Element Biosciences, Inc. Series B (c)(d)	250,956	1,315,160
Generation Bio:
Series B (a)(c)(d)	224,243	1,423,943
Series C (c)(d)	175,600	981,850
Immunocore Ltd. Series A (a)(c)(d)	18,504	2,282,098
Intarcia Therapeutics, Inc. Series EE (a)(c)(d)	116,544	4,713,039
Nuvation Bio, Inc. Series A(c)(d)(g)	3,463,900	2,671,983
		16,746,098
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(c)(d)	783,663	4,153,414
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	163,914	734,335
Series B 8.00% (a)(c)(d)	532,720	2,386,586
Series C, 8.00% (a)(c)(d)	648,255	2,904,182
		6,025,103
Pharmaceuticals - 0.1%
Allovir, Inc. Series B (c)(d)	340,345	2,773,812
Castle Creek Pharmaceutical Holdings, Inc.:
Series B (a)(c)(d)	4,910	2,022,184
Series C (c)(d)	2,570	1,058,455
Harmony Biosciences II, Inc.:
Series A (a)(c)(d)	2,550,636	4,999,247
Series C (c)(d)	664,710	1,302,832
Nohla Therapeutics, Inc. Series B (a)(c)(d)	3,126,919	31
		12,156,561
TOTAL HEALTH CARE		39,081,176
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	53,937	11,866,140
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	1,527,000	5,039,100
TOTAL INDUSTRIALS		16,905,240
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.1%
Starry, Inc.:
Series B (a)(c)(d)	2,961,147	4,234,440
Series C (a)(c)(d)	1,339,018	1,914,796
Series D (c)(d)	1,344,355	1,922,428
		8,071,664
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	209,665	6,567
Riskified Ltd. Series E (c)(d)	6,200	1,474,732
		1,481,299
Software - 0.2%
Bird Rides, Inc.:
Series C (a)(c)(d)	117,022	1,511,655
Series D (c)(d)	104,900	1,355,067
Dataminr, Inc. Series D (a)(c)(d)	442,241	8,327,398
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,105,094	21
Outset Medical, Inc.:
Series C 0.00 (a)(c)(d)	382,862	842,296
Series D (a)(c)(d)	373,580	1,083,382
Series E (c)(d)	332,237	730,921
Taboola.Com Ltd. Series E (a)(c)(d)	331,426	9,395,927
UiPath, Inc.:
Series A1 (c)(d)	52,327	2,114,011
Series B1 (c)(d)	2,607	105,323
Series B2 (c)(d)	12,982	524,473
		25,990,474
TOTAL INFORMATION TECHNOLOGY		35,543,437

TOTAL CONVERTIBLE PREFERRED STOCKS		127,208,574

Nonconvertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	503,170	5,665,694
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	85,000	608,243
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	130,754	1,064,338
Class B (a)(c)(d)	85,345	694,708
		1,759,046
Health Care Providers & Services - 0.0%
Oak Street Health LLC Series III-E (c)(d)(e)	14,892	2,327,471
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	13,511	5,564,505
Faraday Pharmaceuticals, Inc. Series B (d)	219,824	288,996
		5,853,501
TOTAL HEALTH CARE		9,940,018

TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,213,955

TOTAL PREFERRED STOCKS
(Cost $142,560,851)		143,422,529
	Principal Amount	Value

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21(c)(d)
(Cost $614,446)	614,446	614,446
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 1.60% (h)	42,403,097	42,411,578
Fidelity Securities Lending Cash Central Fund 1.60% (h)(i)	219,304,665	219,326,596
TOTAL MONEY MARKET FUNDS
(Cost $261,738,174)		261,738,174
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $4,602,712,999)		10,455,371,694
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(259,603,265)
NET ASSETS - 100%		$10,195,768,429

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255,198,812 or 2.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,684,485 or 0.7% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,287,005
Adimab LLC	9/17/14 - 6/5/15	$11,583,995
Agbiome LLC Series C	6/29/18	$2,144,369
Akouos, Inc. Series B	2/27/20	$1,132,658
Alignment Healthcare Partners unit	2/28/20	$2,835,368
Allbirds, Inc.	10/9/18	$890,972
Allbirds, Inc. Series A	10/9/18	$351,662
Allbirds, Inc. Series B	10/9/18	$61,800
Allbirds, Inc. Series C	10/9/18	$590,417
Allbirds, Inc. Series D	12/23/19	$808,713
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$997,616
Allovir, Inc. Series B	5/8/19	$2,773,812
Altiostar Networks, Inc. Series A1	1/10/17	$933,105
Ant International Co. Ltd. Class C	5/16/18	$2,351,948
AppNexus, Inc. Series E (Escrow)	8/1/14	$378,005
Bird Rides, Inc. Series C	12/21/18	$1,374,482
Bird Rides, Inc. Series D	9/30/19	$1,355,067
Blink Health LLC Series C	11/7/19	$6,577,114
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$2,022,184
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$1,058,455
Cibus Corp. Series C	2/16/18 - 5/10/19	$3,339,184
Clover Health Series D	6/7/17	$2,476,086
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$163,914
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$1,598,160
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$2,455,331
Cyclerion Therapeutics, Inc.	4/2/19	$2,229,495
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Dragonfly Therapeutics, Inc.	12/19/19	$3,336,950
Element Biosciences, Inc. Series B	12/13/19	$1,315,160
Generation Bio Series B	2/21/18	$2,050,859
Generation Bio Series C	1/9/20	$981,850
Harmony Biosciences II, Inc. Series A	9/22/17	$2,550,636
Harmony Biosciences II, Inc. Series C	8/9/19	$1,302,832
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$392,042
JUUL Labs, Inc. Series E	7/6/18	$196,006
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$3,347,654
Mulberry Health, Inc. Series A-8	1/20/16	$5,293,448
Neutron Holdings, Inc. Series D	1/25/19	$1,377,091
Nohla Therapeutics, Inc. Series B	5/1/18	$1,137,004
Nuvation Bio, Inc. Series A	6/17/19	$2,671,984
Oak Street Health LLC Series III-E	2/21/20	$2,327,471
On Holding AG	2/6/20	$2,624,466
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$950,001
ORIC Pharmaceuticals, Inc. Series D	6/28/19	$153,681
Outset Medical, Inc.	1/27/20	$269,790
Outset Medical, Inc. Series C 0.00	4/19/17	$992,187
Outset Medical, Inc. Series D	8/20/18	$1,161,834
Outset Medical, Inc. Series E	1/27/20	$730,921
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	$2,020,004
Reddit, Inc. Series B	7/26/17	$538,544
Riskified Ltd.	12/20/19	$926,465
Riskified Ltd. Series E	10/28/19	$1,474,732
Riskified Ltd. warrants	10/28/19	$1
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Sonder Holdings, Inc. Series D	12/20/19	$2,785,793
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Starry, Inc. Series C	12/8/17	$1,234,575
Starry, Inc. Series D	3/6/19	$1,922,428
Sweetgreen, Inc. Series C	9/13/19	$22,760
Sweetgreen, Inc. Series D	9/13/19	$366,179
Sweetgreen, Inc. Series H	11/9/18	$2,195,114
Sweetgreen, Inc. Series I	9/13/19	$863,020
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Topgolf International, Inc. Series F	11/10/17	$3,237,994
Tory Burch LLC	5/14/15	$17,759,832
Turn, Inc. (Escrow)	4/11/17	$123,537
UiPath, Inc. Series A1	6/14/19	$2,059,156
UiPath, Inc. Series B1	6/14/19	$102,590
UiPath, Inc. Series B2	6/14/19	$510,864
Wheels Up Partners Holdings LLC Series B	9/18/15 - 8/2/19	$11,330,155
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727
Yumanity Holdings LLC Class B	6/19/18	$714,338

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$142,534
Fidelity Securities Lending Cash Central Fund	571,447
Total	$713,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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